Label	Element	Value
Oakmark International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000872323_SupplementTextBlock

Harris Associates Investment Trust

Oakmark International Small Cap Fund (the “Fund”)

Supplement dated November 1, 2018 to the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information each dated January 26, 2018

Effective December 3, 2018, the Prospectus and Summary Prospectus are updated as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Oakmark International Small Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table replaces the table under the subheading “Shareholder Fees” in the section titled “Fees and Expenses of the Fund”:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Oakmark International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fee	rr_ExchangeFee	none
Oakmark International Small Cap Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fee	rr_ExchangeFee	none
Oakmark International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fee	rr_ExchangeFee	none
Oakmark International Small Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fee	rr_ExchangeFee	none